Components of Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Income Tax Provision (Benefit) [Abstract]
Federal									$ 2,865	$ 800	$ 971
State									5	5	4
Total current income tax provision (benefit)									2,870	805	975
Deferred Income Tax Provision (Benefit) [Abstract]
Federal									(766)	1,183	(1,073)
Total deferred income tax provision (benefit)									(766)	1,183	(1,073)
Total income tax provision (benefit)	$ 683	$ 494	$ 484	$ 443	$ 541	$ 579	$ 399	$ 469	$ 2,104	$ 1,988	$ (98)